UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                    Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of July 31, 2004                       (in Thousands)

                                                          Face               Interest            Maturity
Issue                                                     Amount               Rate*               Date                    Value
===================================================================================================================================
Certificates of Deposit - European - 1.6%
===================================================================================================================================
Credit Suisse First Boston Corp.                          $  26,000            1.55   %          10/18/2004             $    25,995
                                                             50,000            1.60              10/29/2004                  50,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $76,000)                                                                    75,995
===================================================================================================================================
Certificates of Deposit - Yankee - 3.1%
===================================================================================================================================
Canadian Imperial Bank of Commerce                           67,000            1.43+              8/15/2005                  67,000
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole Indosuez                                     80,000            1.30+              4/19/2005                  79,991
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $146,991)                                                                    146,991
===================================================================================================================================
Commercial Paper - 24.7%
===================================================================================================================================
Amsterdam Funding                                            13,000            1.34               8/16/2004                  12,992
Corporation                                                  26,000            1.33               8/19/2004                  25,981
                                                             15,000            1.37               8/23/2004                  14,986
                                                             34,753            1.43               9/01/2004                  34,708
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                          15,000            1.31               8/17/2004                  14,990
                                                             25,000            1.40               8/26/2004                  24,974
-----------------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                             12,000            1.30               8/12/2004                  11,995
                                                             25,000            1.34               8/25/2004                  24,976
                                                             15,000            1.38               8/30/2004                  14,982
                                                             25,000            1.40               9/03/2004                  24,966
                                                             20,700            1.47               9/08/2004                  20,668
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings Inc.                       34,000            1.25               8/16/2004                  33,979
-----------------------------------------------------------------------------------------------------------------------------------
Compass Securitization LLC                                   30,000            1.38               8/23/2004                  29,972
                                                             13,740            1.40               8/25/2004                  13,726
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Asset Funding Company, LLC                         10,000            1.41               9/03/2004                   9,986
-----------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization, LLC                             42,000            1.28               8/10/2004                  41,984
                                                             55,000            1.40               9/09/2004                  54,912
                                                             39,000            1.51              10/12/2004                  38,875
-----------------------------------------------------------------------------------------------------------------------------------
Greyhawk Funding LLC                                         13,000            1.35               8/24/2004                  12,988
                                                             25,000            1.61              10/26/2004                  24,901
-----------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corporation                               31,000            1.31               8/12/2004                  30,985
                                                             16,000            1.32               8/16/2004                  15,990
                                                             15,000            1.35               8/20/2004                  14,988
                                                             53,000            1.36               8/20/2004                  52,958
                                                             22,500            1.40               8/25/2004                  22,477
                                                             12,500            1.40               8/31/2004                  12,485
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                               20,000            1.393+            10/28/2004                  20,000
                                                             52,000            1.393+             3/11/2005                  52,000
                                                             31,000            1.393+             3/25/2005                  31,000
-----------------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                        35,000            1.31               8/17/2004                  34,977
                                                             11,000            1.50              10/12/2004                  10,965
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC                                            27,000            1.52              10/15/2004                  26,909
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC                                         53,000            1.46               9/08/2004                  52,914
-----------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                                                          Face               Interest            Maturity
Issue                                                     Amount               Rate*               Date                    Value
===================================================================================================================================
Commercial Paper (concluded)
===================================================================================================================================
PB Finance (Delaware), Inc.                               $   7,000            1.34   %           8/17/2004             $     6,995
                                                             23,000            1.51               9/27/2004                  22,896
                                                             20,000            1.55              10/12/2004                  19,936
-----------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Company LLC                          39,000            1.43               8/30/2004                  38,952
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corporaton                     18,090            1.29               8/09/2004                  18,084
-----------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corporation                            33,000            1.38               8/24/2004                  32,968
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Corporation                                    27,000            1.52              10/04/2004                  26,924
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc.                         14,965            1.385              9/01/2004                  14,946
-----------------------------------------------------------------------------------------------------------------------------------
Spintab AB                                                   50,000            1.70              11/29/2004                  49,712
-----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                      24,000            1.41               9/07/2004                  23,963
                                                             19,000            1.52              10/12/2004                  18,939
-----------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corporation                                 12,000            1.33               8/18/2004                  11,992
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $1,152,553)                                                                                1,152,496
===================================================================================================================================
Corporate Notes - 13.8%
===================================================================================================================================
American Honda Finance Corporation                           26,100            1.129+             8/04/2004                  26,099
                                                             15,000            1.47+              3/07/2005                  15,014
                                                             10,000            1.703+             7/22/2005                  10,010
-----------------------------------------------------------------------------------------------------------------------------------
Associates Corporation of North America                      34,000            1.686+             6/27/2005                  34,000
-----------------------------------------------------------------------------------------------------------------------------------
Blue Heron Funding IX Ltd.                                   15,000            1.48+              2/23/2005                  15,000
-----------------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                     32,000            1.31+              2/24/2005                  32,000
                                                             25,000            1.31+              2/25/2005                  24,785
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corporation                         62,500            1.49+              8/17/2005                  62,500
-----------------------------------------------------------------------------------------------------------------------------------
Household Finance Corporation                                27,000            1.26+              8/18/2004                  26,997
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.                                  83,000            1.53+              2/24/2005                  83,143
-----------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                                        13,000            1.39+              8/15/2005                  13,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                               22,000            1.361+             8/04/2005                  22,000
                                                             14,000            1.426+             8/15/2005                  14,000
                                                             50,000            1.50+              8/15/2005                  50,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                  13,000            1.586+             7/28/2005                  13,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC                                            23,000            1.41+              7/08/2005                  23,000
-----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC                                      23,000            1.406+             6/10/2005                  23,000
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Corporation                                    50,000            1.39+             11/19/2004                  49,998
                                                             82,000            1.31+              3/10/2005                  81,993
                                                             15,000            1.33+              3/15/2005                  14,999
-----------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                                                          Face               Interest            Maturity
Issue                                                     Amount               Rate*               Date                    Value
===================================================================================================================================
Corporate Notes (concluded)
===================================================================================================================================
Westpac Banking Corporation                               $  11,000            1.408+ %           7/11/2005             $    10,997
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $645,756)                                                                                     645,535
===================================================================================================================================
Funding Agreements - 4.8%
===================================================================================================================================
GE Life and Annuity Assurance Company                        50,000            1.42+              6/07/2005                  50,000
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Company                      50,000            1.44+              5/02/2005                  50,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Company                          32,000            1.47+              2/01/2005                  32,000
-----------------------------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Company                            30,000            1.505+             5/16/2005                  30,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Company                              40,000            1.42+              5/27/2005                  40,000
-----------------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Company                              20,000            1.42+              3/01/2005                  20,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $222,000)                                                                                  222,000
===================================================================================================================================
U.S. Government, Agency & Instrumentality Obligations - Discount - 5.0%
===================================================================================================================================
Federal Home Loan Mortgage Corporation                       40,000            1.28               1/05/2005(c)               39,696
                                                             38,000            1.16               3/08/2005(c)               37,555
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                        26,000            1.49              11/01/2004(c)               25,896
                                                             25,000            1.263             11/03/2004(c)               24,898
                                                             26,000            1.62              12/08/2004(c)               25,844
                                                             15,300            1.00              12/23/2004                  15,197
                                                             37,500            1.21               2/04/2005(c)               37,136
                                                             25,400            1.46               2/04/2005(c)               25,154
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations - Discount (Cost - $231,862)                                    231,376
===================================================================================================================================
U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 45.8%
===================================================================================================================================
Federal Farm Credit Banks                                    28,000            1.27+              8/06/2004                  28,000
                                                             27,000            1.27+             11/04/2004                  27,000
                                                            107,000            1.285+            12/15/2004                 107,000
                                                            135,000            1.28+             12/17/2004                 135,000
                                                             46,400            1.27+              2/28/2005                  46,397
                                                             24,000            1.464+             3/24/2005                  23,994
                                                             36,000            1.27+              5/06/2005                  35,996
                                                            132,500            1.276+             7/05/2005                 132,497
                                                             13,400            1.281+            12/05/2005                  13,402
                                                             23,000            1.34+              2/21/2006                  22,993
                                                             28,000            1.33+              5/19/2006                  27,990
                                                              9,900            2.15               7/21/2006                   9,742
                                                             15,000            1.37+              2/20/2008                  14,995
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Banks                                      39,300            1.26+              8/19/2004                  39,300
                                                             15,700            2.125             12/15/2004                  15,731
                                                             78,400            1.625              4/15/2005(c)               78,111
                                                             62,500            1.625              6/15/2005                  62,168
                                                             21,400            1.42               6/30/2005                  21,233
                                                             83,000            1.36+              7/26/2005                  82,983
                                                             13,000            1.75               8/15/2005                  12,923
                                                             47,500            1.50               8/26/2005(c)               47,069
                                                             51,000            1.344+             9/12/2005                  50,985
                                                             52,000            1.29+              9/16/2005                  51,982
                                                             12,500            2.40               5/03/2006                  12,410
-----------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                                                          Face               Interest            Maturity
Issue                                                     Amount               Rate*               Date                    Value
===================================================================================================================================
U.S. Government, Agency & Instrumentality Obligations - Non-Discount (concluded)
===================================================================================================================================
Federal Home Loan Mortgage Corporation                    $  40,500            4.50    %          8/15/2004             $    40,552
                                                             14,000            3.25              11/15/2004                  14,066
                                                             12,400            3.875              2/15/2005(c)               12,518
                                                             11,000            2.41              11/04/2005                  10,990
                                                             13,000            2.30              11/17/2005                  12,965
                                                             13,000            2.35              12/09/2005(c)               12,965
                                                             15,000            2.20              12/30/2005                  14,918
                                                             15,000            2.15               1/30/2006                  14,891
                                                              7,500            2.15               2/17/2006                   7,443
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                        46,500            6.50               8/15/2004                  46,603
                                                             79,000            1.545+            10/29/2004                  78,993
                                                            132,500            1.48+              1/07/2005                 132,469
                                                             78,000            1.18+              2/18/2005                  77,982
                                                            104,000            1.35+              2/18/2005                 103,988
                                                             21,100            1.45               7/08/2005                  20,928
                                                             13,000            7.00               7/15/2005(c)               13,574
                                                            127,500            1.325+             7/29/2005                 127,481
                                                            140,000            1.31+              8/17/2005                 139,956
                                                            102,000            1.353+             8/29/2005                 101,947
                                                             13,000            2.30               9/16/2005                  12,984
                                                             13,000            2.10              10/21/2005(c)               12,947
                                                             12,390            2.25               2/17/2006                  12,320
                                                              7,000            1.80               4/20/2006                   6,891
                                                              7,800            1.98               6/26/2006                   7,676
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations -                                                             2,137,948
Non-Discount (Cost - $2,140,053)
-----------------------------------------------------------------------------------------------------------------------------------

                                Face
                               Amount                             Issue
===================================================================================================================================
Repurchase Agreements - 2.9%
===================================================================================================================================
                               $135,494                   UBS Warburg Corp. LLC, purchased on
                                                          7/30/2004 to yield 1.35% to 8/02/2004, repurchase
                                                          price $135,509, collateralized by Resolution
                                                          Funding STRIPS, due 10/15/2008 to 4/15/2017                       135,494
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $135,494)                                                                               135,494
-----------------------------------------------------------------------------------------------------------------------------------

                              Shares
                               Held
===================================================================================================================================
Short - Term Investments - 8.4%
===================================================================================================================================
                                391,335                   Merrill Lynch Premier Institutional Fund (a)(b)                   391,335
-----------------------------------------------------------------------------------------------------------------------------------
Total Short - Term Investments (Cost - $391,335)                                                                            391,335
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $5,142,044**) - 110.1%                                                                          5,139,170

Liabilities in Excess of Other Assets - (10.1%)                                                                            (470,940)
                                                                                                                        -----------
Net Assets - 100.0%                                                                                                     $ 4,668,230
                                                                                                                        ===========

                                    Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of July 31, 2004 (concluded)

(a) Investment in companies considered to be an affiliate of the Fund (such companies are defines as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
                                                       Net     Interest/Dividend
      Affiliate                                      Activity       Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                                --       $     7
      Merrill Lynch Premier Institutional Fund       167,014       $   183
      -------------------------------------------------------------------------

(b)   Security was purchased with cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.
* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed rates shown or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at July 31, 2004.
** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                $ 5,142,044
                                                                    ===========
      Gross unrealized appreciation                                 $       129
      Gross unrealized depreciation                                      (3,003)
                                                                    -----------
      Net unrealized depreciation                                   $    (2,874)
                                                                    ===========

+     Floating rate note.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 17, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 17, 2004